Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Related party transactions
Wages	$ 494,216	$ 527,509	$ 996,231	$ 1,149,372
Share-based payments - capital stock	50,038		116,626
Share-based payments - stock options	61,552	3,435	83,106	67,726
Remuneration of directors and key management of the Company	$ 605,806	$ 530,944	$ 1,195,963	$ 1,217,098